INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INVENTORIES
INVENTORIES
4.	INVENTORIES

Inventories consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Products available for sale	340,142	246,419
Raw materials	1,233	—
Goods in transit	43,825	18,771
Total	385,200	265,190

Inventory write-downs recognized in cost of revenues for the six months ended June 30, 2024 and 2023 were US$4,711 and US$848, respectively.

4.	INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Products available for sale	246,419	13,714
Goods in transit	18,771	8,989
Total	265,190	22,703

Inventory write-downs recognized in cost of revenues for the years ended December 31, 2023, 2022 and 2021 were US$1,668, nil and nil, respectively.